SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Goods, Materials and Services	R$ 1,852,263	R$ 1,870,754
Energy Purchased for Resale	1,088,948	1,632,529
CCEE - Short Term Energy	22,656	13,890
Total trade and other current payables	R$ 2,963,867	R$ 3,517,173